PUT OPTION LIABILITIES - Additional information (Details) - CNY (¥) ¥ in Millions	Apr. 30, 2026	Sep. 30, 2021	Jul. 31, 2019
PUT OPTION LIABILITIES
Percentage of investment return fall if cannot complete initial public offering			10.00%
Wenyuan Yuexing
PUT OPTION LIABILITIES
Amount of introduce capital on new company			¥ 36.0
Percentage of voting equity interests acquired			20.00%
Percentage of equity interest redeem for one of investor in advance	5.00%	15.00%
Guangzhou Jingqi
PUT OPTION LIABILITIES
Amount of introduce capital on new company			¥ 28.8
Percentage of voting equity interests acquired			16.00%